LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Mortgage Loans on Real Estate, Interest Rate	5.47%	5.50%
Mortgage Loans On Real Estate Additional Credit Extended	$ 9,000
Troubled Debt [Member]
Restructuring Reserve	$ 2,000	6,000